Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investment securities available for sale [Abstract]
Fair Value	$ 1,680	$ 3,994
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Investment securities available for sale [Abstract]
Fair Value	1,680	3,493
Significant Other Observable Inputs (Level 2) [Member]
Investment securities available for sale [Abstract]
Fair Value	0	501
Significant Other Observable Inputs (Level 3) [Member]
Investment securities available for sale [Abstract]
Fair Value	0	0
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Investment securities available for sale [Abstract]
U.S. Government agencies securities		0
Corporate securities		1,826
Short-term bond fund	1,159	1,142
Limited-term bond fund	521	525
Fair Value	1,680	3,493
Total recurring fair value measurements	1,680	3,493
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Investment securities available for sale [Abstract]
U.S. Government agencies securities		501
Corporate securities		0
Short-term bond fund	0	0
Limited-term bond fund	0	0
Fair Value	0	501
Total recurring fair value measurements	0	501
Recurring [Member] | Significant Other Observable Inputs (Level 3) [Member]
Investment securities available for sale [Abstract]
U.S. Government agencies securities		0
Corporate securities		0
Short-term bond fund	0	0
Limited-term bond fund	0	0
Fair Value	0	0
Total recurring fair value measurements	0	0
Recurring [Member] | Total Fair Value [Member]
Investment securities available for sale [Abstract]
U.S. Government agencies securities		501
Corporate securities		1,826
Short-term bond fund	1,159	1,142
Limited-term bond fund	521	525
Fair Value	1,680	3,994
Total recurring fair value measurements	1,680	3,994
Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets measured at fair value on a nonrecurring basis [Abstract]
Impaired loans	0	0
Other real estate owned	0	0
Total nonrecurring fair value measurements	0	0
Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets measured at fair value on a nonrecurring basis [Abstract]
Impaired loans	0	0
Other real estate owned	0	0
Total nonrecurring fair value measurements	0	0
Nonrecurring [Member] | Significant Other Observable Inputs (Level 3) [Member]
Assets measured at fair value on a nonrecurring basis [Abstract]
Impaired loans	290	588
Other real estate owned	574	170
Total nonrecurring fair value measurements	864	758
Nonrecurring [Member] | Total Fair Value [Member]
Assets measured at fair value on a nonrecurring basis [Abstract]
Impaired loans	290	588
Other real estate owned	574	170
Total nonrecurring fair value measurements	$ 864	$ 758